Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Trade and other receivables

8 Trade and other receivables

(€ million)	December 31, 2024	December 31, 2023
Trade receivables	12,562	13,184
Receivables from joint ventures in exploration and production activities	1,754	1,365
Receivables from divestments	527	200
Other receivables	2,058	1,802
Total trade and other receivables, net of allowance for doubtful accounts	16,901	16,551

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

The decrease in trade receivables of €622 million referred to the segment Global Gas & LNG Portfolio and Power for €263 million, to the Enilive business line for €334 million and to the Plenitude business line for €106 million. The decrease in the segment Global Gas & LNG Portfolio and Power and the Plenitude business line reflected the decline in the prices of energy commodities, which decreased the nominal value of the receivables.

In both 2024 and 2023 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk. The amount of receivables, primarily current trade receivables, discounted in 2024 is in line with the previous financial year.

At the balance sheet date net trade receivables were outstanding for €1,256 million (€1,156 million at December 31, 2023), part of which past due, relating to supplies of equity hydrocarbons to Egyptian state oil companies. On the basis of the commitments of the country's authorities to normalize the outstanding exposure towards Eni, an expected credit loss was estimated taking into account the time value of collection. In the course of 2024, collected amounts were in line with the agreed schedule; therefore, the amount of the impairment has not changed from the previous financial year.

The increase in receivables from joint ventures in exploration and production activities of €389 million mainly related to cash calls from Eni’s partners in operated projects.

Receivables from other counterparties comprised: (i) the recoverable amount of €690 million (€600 million at December 31, 2023) of overdue trade receivables owed to Eni by the state-owned oil company of Venezuela, PDVSA, in relation to equity volumes of natural gas supplied to PDVSA by the joint venture Cardón IV SA, equally participated by Eni and Repsol. Those trade receivables were divested by the joint venture to the two shareholders. The receivables were stated net of an allowance for doubtful accounts, estimated based on an expected credit loss rate deemed suitable to discount the sovereign default risk and assuming a structural delay in collecting natural gas invoices. During the year, under the approval of US authorities within the context of the sanctions framework against Venezuela, receivables were collected under a barter scheme, which provided Eni with the right to lift crude oil entitlements of PDVSA for 4.2 million barrels, thus limiting the increase in overdue amounts; (ii) prepayments for services of €362 million (€358 million at December 31, 2023); (iii) €243 million (€231 million at December 31, 2023) of the amounts to be received from customers following the triggering of the take-or-pay clause of long-term natural gas supply contracts.

Trade and other receivables stated in euro for €9,173 million and U.S. dollars for €7,270 million (€9,915 million and €6,041 million at December 31, 2023, respectively).

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium risk	High risk
December 31, 2024
Business customers	3,545	5,138	253	700		9,636
National Oil Companies and Public Administrations	369	733	214	3,503		4,819
Other counterparties	1,505	610	1	255	2,860	5,231
Gross amount	5,419	6,481	468	4,458	2,860	19,686
Allowance for doubtful accounts	(10)	(27)	(12)	(2,162)	(574)	(2,785)
Net amount	5,409	6,454	456	2,296	2,286	16,901
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.6	48.5	20.1	14.1
December 31, 2023
Business customers	3,577	5,303	331	909		10,120
National Oil Companies and Public Administrations	215	634	168	2,438		3,455
Other counterparties	1,103	616	10	590	2,995	5,314
Gross amount	4,895	6,553	509	3,937	2,995	18,889
Allowance for doubtful accounts	(19)	(72)	(23)	(1,668)	(556)	(2,338)
Net amount	4,876	6,481	486	2,269	2,439	16,551
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.1	4.5	42.4	18.6	12.4

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies, estimates and judgments.

Recoverability of trade receivables for the supply of hydrocarbons, products and power to retail, business customers and national oil companies and of receivables towards partners in joint ventures of the Exploration & Production segment for cash calls (national oil companies, local private operators or international oil companies) is reviewed periodically at the close of each financial year to adjust the assessment to the current economic environment and business trends, as well as by factoring any possible increase in the counterparty risks.

The exposure to credit risk and expected losses relating to customers of Plenitude was assessed based on a provision matrix as follows:

	Not-past due	Past due				Total
(€ million)		from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months
December 31, 2024
Plenitude customers:
- Retail	1,573	114	60	127	219	2,093
- Middle	470	16	4	17	132	639
- Other	123	2	1	1	1	128
Gross amount	2,166	132	65	145	352	2,860
Allowance for doubtful accounts	(74)	(38)	(45)	(99)	(318)	(574)
Net amount	2,092	94	20	46	34	2,286
Expected loss (%)	3.4	28.8	69.2	68.3	90.3	20.1
December 31, 2023
Plenitude customers:
- Retail	1,477	107	45	93	207	1,929
- Middle	716	39	7	11	134	907
- Other	149	4	1	4	1	159
Gross amount	2,342	150	53	108	342	2,995
Allowance for doubtful accounts	(72)	(40)	(38)	(76)	(330)	(556)
Net amount	2,270	110	15	32	12	2,439
Expected loss (%)	3.1	26.7	71.7	70.4	96.5	18.6

The following table analyses the allowance for doubtful accounts for trade and other receivables:

(€ million)	2024	2023
Allowance for doubtful accounts - beginning of the year	2,338	2,954
Additions for trade and other performing receivables	136	160
Additions for trade and other defaulted receivables	243	342
Utilizations for trade and other performing receivables	(85)	(140)
Utilizations for trade and other defaulted receivables	(324)	(485)
Other changes	477	(493)
Allowance for doubtful accounts - end of the year	2,785	2,338

The allowance for doubtful accounts was determined considering mitigation factors of the counterparty risk amounting to €3,292 million (€3,493 million at December 31, 2023), which included escrow accounts, insurance policies, sureties and bank guarantees.

Additions to allowance for doubtful accounts for trade and other performing receivables related to the Plenitude business line for €92 million (€78 million in 2023), mainly in the retail business.

Additions to allowance for doubtful accounts for trade and other defaulted receivables related to: (i) the Exploration & Production segment for €150 million (€238 million in 2023) and mainly concerned receivables for the supply of hydrocarbons to state company and receivables towards joint operators for cash calls in oil projects operated by Eni; (ii) the Plenitude business line for €64 million (€90 million in 2023).

Utilizations of allowance for doubtful accounts for trade and other performing and defaulted receivables amounted to €409 million and mainly related to: (i) the Exploration & Production segment for €170 million, of which €112 million for unused provisions following the in-kind reimbursements of the overdue receivables owed to Eni by the state-owned company PDVSA in Venezuela during the year; (ii) to the Global Gas & LNG Portfolio business line for €49 million as consequence of the reduction in credit exposures due to the changed market conditions; (iii) the Plenitude business line for €136 million.

Net (impairments) reversals of trade and other receivables are disclosed as follows:

(€ million)	2024	2023	2022
New provisions	(379)	(502)	(419)
Net credit losses	(57)	(98)	(81)
Reversals	268	351	547
Net (impairments) reversals of trade and other receivables	(168)	(249)	47

Receivables with related parties are disclosed in note 36 – Transactions with related parties.